EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
EQUITY

NOTE 3 – EQUITY

Common stock

The Company has 100,000,000 shares of $0.0001 par value common stock authorized. The Company had 14,067,006 and 13,132,518 shares of common stock issued and outstanding as of September 30, 2021, and December 31, 2020, respectively. During the nine months ended September 30, 2021, the Company issued a total of 914,488 shares as follows:

Services

393,860 shares were issued to consultants and one employee providing professional services to the Company. These shares were valued at $534,009.

125,000 shares were awarded to four independent directors and were valued at $250,250.

All of these charges amounting to $784,259 were recorded as “professional fees” on the Company’s Consolidated Statements of Operations during the nine months ended September 30, 2021.

Sale of Common Stock to Accredited Investors

During the nine months ended September 30, 2021, the Company raised $300,000 from the sale of 415,628 shares to five accredited investors.

Preferred Stock

The Company has 20,000,000 shares of $.0001 par value preferred stock authorized. On February 24, 2020, the Company filed a Certificate of Designation for a class of preferred stock designated Class A Super Voting Preferred Stock (“A Stock”). There are 1,000,000 shares of A Stock designated. Each share of such stock shall vote with the common stock and have 100,000 votes. A Stock has no conversion, dividend, or liquidation rights. Accordingly, the holders of A Stock will, by reason of their voting power, be able to control the affairs of the Company. The Company has issued 1,000 shares of A Stock to Paul Adler, the company’s Chief Executive Officer, and majority shareholder giving him effective voting control over the Registrant’s affairs for the foreseeable future.

As a result of the issuance of super-voting rights enabling him to vote 100,000,000 shares, Mr. Adler has effective voting control of approximately 99% of the Company. In conjunction with the issuance of these 1,000 preferred shares, the Company recorded stock compensation expense, related party of $26,020,400 during 2020.

NOTE 3 – CAPITAL STOCK

The Company has 100,000,000 shares of $0.0001 par value common stock authorized. The Company has 13,132,518 and 13,010,000 shares of common stock issued and outstanding as of December 31, 2020, and December 31, 2019, respectively. During the year ended December 31, 2020, the Company issued the following shares:

On February 26, 2020, the Company issued 60,000 restricted common shares to a consultant and recorded a charge of $120,000.

On July 30, 2020, the Company issued 12,000 restricted common shares to an investment banking firm and recorded a charge of $12,600.

On August 14, 2020, the Company issued 30,000 shares to an investment banking firm and recorded a charge of $22,503.

On August 19, 2020, the Company issued 15,000 restricted common shares to a consultant and recorded a charge of $11,252.

On December 28, 2020 the Company issued 5,318 shares to a consultant and recorded a charge of $2,296.

All of these charges were recorded as “professional fees” on the Company’s Consolidated Statements of Operations during the nine months ended December 31, 2020.

The Company has 20,000,000 shares of $.0001 par value preferred stock authorized. On February 24, 2020, the Company filed a Certificate of Designation for a class of preferred stock designated Class A Super Voting Preferred Stock (“A Stock”). There are 1,000,000 shares of A Stock designated. Each share of such stock shall vote with the common stock and have 100,000 votes. A Stock has no conversion, dividend, or liquidation rights. Accordingly, the holders of A Stock will, by reason of their voting power, be able to control the affairs of the Company. The Company has issued 1,000 shares of A Stock to Paul Adler, the company’s Chief Executive Officer, and majority shareholder giving him effective voting control over the Registrant’s affairs for the foreseeable future.

As a result of the issuance of super-voting rights enabling him to vote 100,000,000 shares, Mr. Adler has effective voting control of approximately 99% of the Company. In conjunction with the issuance of these 1,000 preferred shares, the Company recorded stock compensation expense, related party of $26,020,400 during the year ended December 31, 2020.